BORROWINGS - Narrative (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non-recourse subsidiary borrowings	$ 10,866,000,000	$ 3,265,000,000
Borrowings assumed in acquisitions	7,601,000,000
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	500,000,000		$ 500,000,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	$ 825,000,000
Revolving Credit Facility | Floating interest rate | LIBOR or Bankers' Acceptance Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	2.50%
Revolving Credit Facility | Floating interest rate | Base Rate or Prime Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.50%